Goodwill and intangible assets, Significant Estimates Used by Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and intangible assets [Abstract]
Goodwill impairment charges	€ 0	€ 0	€ 0
Significant Estimates Used by Management [Abstract]
Year of cash flows before terminal value	4 years	4 years
Risk-adjusted post-tax discount rate	11.00%	15.00%
Percentage of excess of fair value over carrying amount	140.00%	300.00%